Note to Consolidated Statements of Cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Abstract]
Disclosure of Reconciliation From Profit Before Income Tax to Cash Used In Operating Activities

(a)	Reconciliation from profit before income tax to cash used in operating activities:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Profits before income tax	18,649,260	19,433,841	17,909,505
Adjustments for:
Depreciation of property and equipment	250,280	276,266	226,862
Depreciation of right-of-use assets	529,269	509,026	604,018
Amortization of intangible assets	171,915	31,967	31,831
Share of profits of associates and joint ventures	(45,763)	(72,807)	(14,837)
Net gains on sale of property and equipment, and intangible assets	350	83	184
Net unrealized losses/(gains) on financial assets at fair value through profit or loss	(1,728)	732,125	558,044
Non-cash employee benefits expense—share based payment	128,158	(55,443)	165,248
Asset impairment losses	7,492	134,516	7,168
Credit impairment losses	220,630	1,710,617	2,768,499
Finance cost classified as financing activities	912,359	1,844,209	3,137,737
Investment income classified as investing activities	(709,167)	(988,429)	(1,127,006)
Foreign exchange losses/(gains)	125,918	95,947	(192,337)

	20,238,973	23,651,918	24,074,916

Change in operating assets and liabilities, net of effects from purchase of controlled entity:
Decrease/(Increase) in accounts and other receivables	61,391,901	(34,684,983)	(68,897,073)
Increase/(Decrease) in accounts and other payables	(80,093,625)	17,455,647	56,166,868

	1,537,249	6,422,582	11,344,711

Disclosure of Net Decrease in Cash and Cash Equivalents

(b)	Net decrease in cash and cash equivalents

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Cash and cash equivalents at the end of the year	18,576,090	7,312,061	23,785,651
Less: Cash and cash equivalents at the beginning of the year	(18,628,201)	(18,576,090)	(7,312,061)

Net increase/(decrease) in cash and cash equivalents	(52,111)	(11,264,029)	16,473,590

Disclosure of Cash and Cash Equivalents
(c)	Cash and cash equivalents

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Cash at bank (Note 16)	18,576,090	7,352,394	24,158,568
Less: Time deposits with original maturities of more than 3 months	—	(40,374)	(373,102)
Add: Provision for impairment losses	—	41	185

Cash and cash equivalents at the end of the year	18,576,090	7,312,061	23,785,651

Disclosure of Movements in Net Debt
This section sets out an analysis of net debt and the movements in net debt for each of the years ended December 31, 2018, 2019 and 2020.

	Borrowings	Bond payable	Convertible promissory note payable	Convertible redeemable preferred shares	Lease liabilities	Optionally convertible promissory note	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2018	15,101,819	—	8,070,915	—	865,468	—	24,038,202
Cash flows	(10,744,081)	288,639	(98,894)	9,011,510	(561,520)	—	(2,104,346)
Acquisitions-leases	—	—	—	—	414,731	—	414,731
Foreign exchange adjustments	—	—	429,554	(125,395)	—	—	304,159
Accrued expense	539,026	560	733,234	49,378	54,281	—	1,376,479

As of December 31, 2018	4,896,764	289,199	9,134,809	8,935,493	772,960	—	24,029,225

Cash flows	(2,220,683)	(305,447)	(100,522)	530,030	(572,635)	—	(2,669,257)
Acquisitions-leases	—	—	—	—	680,594	—	680,594
Foreign exchange adjustments	116,158	—	160,336	156,540	—	—	433,034
Accrued expense	197,623	16,248	819,754	636,835	58,170	—	1,728,630

As of December 31, 2019	2,989,862	—	10,014,377	10,258,898	939,089	—	24,202,226

Cash flows	7,583,729	—	(92,981)	(928,242)	(596,575)	—	5,965,931
C-round restructuring	—	—	—	(9,234,748)	—	7,762,475	(1,472,273)
Conversion of Class C ordinary shares to ordinary shares upon IPO	—	—	—	(367,916)	—	—	(367,916)
Acquisitions-leases	—	—	—	—	653,251	—	653,251
Disposals-leases	—	—	—	—	(62,913)	—	(62,913)
Foreign exchange adjustments	(469,452)	—	(687,967)	(262,678)	—	(359,442)	(1,779,539)
Accrued expense	211,306	—	883,759	534,686	46,567	127,509	1,803,827

As of December 31, 2020	10,315,445	—	10,117,188	—	979,419	7,530,542	28,942,594